Schedule of Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sea Oil Petroleum Pte Ltd [Member] | Sales of Marine Fuels [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[1]			$ 2,184,911
Sea Oil Petroleum Pte Ltd [Member] | Brokerage Commissions [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[2]			491,269
Sea Oil Petroleum Pte Ltd [Member] | Purchase of Marine Fuels [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[1]			8,839,579
Goh Wee Huan [Member]
Related Party Transaction [Line Items]
Transactions with related parties				678,259
Goh Wee Huan [Member] | Advances from Related Party [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[3]			678,259
Garden City Private Capital Limited [Member] | Advances to Shareholder [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[4]		$ 8,534

[1]	The amounts for the year ended December 31, 2023 represented proceeds from sales of marine fuels to and cost of marine fuels purchased from the related party. The Group engaged in reciprocal transactions with the related party, encompassing both the sale and purchase of marine fuels. These transactions were conducted based on advantageous positioning, with each party utilizing their relative strengths in specific marine fuels products across various ports for each transaction at the time.
[2]	The amount for the year ended December 31, 2023 represented brokerage commissions generated from the related party.
[3]	The transactions represented advances from the shareholder for operational purposes during the year ended December 31, 2023. The advances were unsecured, non-interest bearing, and repayable on demand. Out of the total advances of $678,259, $400,258 was repaid by the Group in 2024, leaving $269,467 outstanding as at December 31, 2024. The balances were subsequently assigned by Goh Wee Huan to Koh Kuan Hua, coinciding with the transfer of ownership in the Uni-Fuels from Goh Wee Huan to Koh Kuan Hua on December 8, 2023.
[4]	The transactions represented advances to a shareholder during the year ended December 31, 2024. The advances were unsecured, non-interest bearing, and repayable on demand.